Capital and reserves	12 Months Ended
Dec. 31, 2020
Capital and reserves
Capital and reserves

11    Capital and reserves

(a)	Share capital

In December 2020, the General meeting of the Company’s shareholders approved, subject to the consummation of the Company’s initial public offering (IPO), effective immediately prior to such offering, to revise the Company’s ordinary shares to have no par value, as well as to carry out a share split of 1:10, in the form of issuing benefit shares (nine ordinary shares to be issued for each existing ordinary share).

On February 1, 2021 the Company completed its IPO (see also Note 1(b)). Accordingly, these financial statements reflect the abovementioned share split retrospectively, in all presented periods.

	2020	2019
Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	100,000,000	100,000,000
Balance at the end of the year	100,000,000	100,000,000
Ordinary shares – in US$’000’s	88	88
– in NIS’000’s	300	300

As at December 31, 2020 and 2019 the authorised share capital is comprised of 350,000,001 ordinary shares, each with a par value of NIS 0.03.

The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at meetings of the Company. All shares rank equally with regard to the Company’s residual assets, except as disclosed in (b) below.

In February 2021, further to the Company's IPO and the exercise of the related underwriters' option, the Company issued a total of 15,000,000 ordinary shares.

(b)	Special State Share

The issued and paid-up share capital includes one share which is a Special State Share.

In the framework of the process of privatising the Company, all the State of Israel’s holdings in the Company (about 48.6%) were acquired by The Israel Corporation pursuant to an agreement from February 5, 2004. As part of the process, the Company allotted to the State of Israel a Special State Share so that it could protect the vital interests of the State.

On July 14, 2014 the State and the Company have reached a settlement agreement (the “Settlement Agreement”) that has been validated as a judgment by the Supreme Court. The Settlement Agreement provides, inter alia, the following arrangement shall apply: State’s consent is required to any transfer of the shares in the Company which confers on the holder a holding of 35% and more of the Company’s share capital. In addition, any transfer of shares which confers on the holders a holding exceeding 24% but not exceeding 35%, shall require a prior notice to the State. To the extent the State determines that the transfer involves a potential damage to the State’s security or any of its vital interests or if the State did not receive the relevant information in order to formulate a decision regarding the transfer, the State shall be entitled to inform, within 30 days, that it objects to the transfer, and it will be required to reason its objection. In such an event, the transferor shall be entitled to approach a competent court on this matter.

The Special State Share is non-transferable; its rights are described in the new Company’s Articles of Association.

Except for the rights attached to the said share, it does not confer upon its holder voting rights or any share capital related rights.

(c)	Share-Based Payment Arrangements

During 2018 the Company granted certain senior managers with options (see also Note 13(h)), according to the below terms (reflecting the above mentioned share split):

		Number of		Contractual
Grant date	Instrument terms	instruments	Vesting Terms	life
June 30, 2018	Each option is exercisable into one ordinary share, at the exercise price of the share on the grant date.	4,990,000	50%, 25% and 25% of the options are exercisable following a service period of 2 years, 3 years and 4 years, respectively.	6 years

As at December 31, 2020, the number of outstanding and exercisable options was 2,495,000.

During the year ended December 31, 2020, 2019 and 2018, the Company recorded expenses related to share-based payment arrangements of US$ 490 thousands, US$ 707 thousands and US$ 368 thousands, respectively.

Information on fair value measurement

The weighted average fair value of options on grant date was $3.62, measured using the Black-Scholes model, based on the following measurement inputs:

Share price on grant date	USD 1.00
Exercise price	USD 1.00
Expected volatility	31.9%
Expected life	6 years
Expected dividends	0%
Risk-free interest rate	2.7%

Following the reporting date, further to prior approvals of the Company’s Compensation committee, Audit committee and Board of Directors, and concurrently with the consummation of the Company’s initial public offering, the Company granted a senior member of the Company’s Management with options exercisable to 545,766 of its ordinary shares with an exercise price per the offering price of $15.00 and with a fair market value (using a Black- Scholes valuation) equivalent to NIS 9.6 million (US$ 2.9 million), exercisable for a term of five years from the grant date, subject to vesting. 25% of such options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.

(d)	Earnings (Loss) per share

Basic and diluted earnings (loss) per share

	2020	2019	2018
	US$’000
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings (loss) per share	517,961	(18,149)	(125,653)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	100,000,000	100,000,000	100,000,000
Effect of share options	4,530,892
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	104,530,892	100,000,000	100,000,000

In the year ended December 31, 2019 and 2018, options for 4,990,000 ordinary shares, granted to certain senior managers (see above and Note 13(h)) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.

Due to the absence of a trading market for our ordinary shares during the reported periods, the fair value of our ordinary shares for the purpose of calculating the dilutive impact of share options was estimated by our Management and approved by our Board of Directors.